Property, equipment and software, net (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of property, equipment and software, net
Property, equipment and software, net consist of the following:

	As of December 31,
	2022	2023
	(in thousands)
Cost
Building	—	42,041
Building improvements	—	1,130
Leasehold improvements	683	156
Computers and electronic equipment	3,475	5,515
Furniture	658	980
Motor vehicles	—	351
Software	5,583	5,308

Total cost	10,399	55,481
Less: Accumulated depreciation and amortization	(3,434)	(6,297)

Property, equipment and software, net	6,965	49,184

Depreciation

and amortization expenses recognized for the
years
ended December 31, 2021, 2022 and 2023 are summarized as follows:

	For the year ended December 31,
	2021	2022	2023
	(in thousands)
Research and development expenses	442	1,611	3,491
Sales and marketing expenses	8	40	115
General and administrative expenses	103	156	224

Total	553	1,807	3,830